SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Calculation of Basic and Diluted Net Income Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Disclosure Calculation Of Basic And Diluted Net Income Per Share [Abstract]
Net (Loss) Income from Continuing Operations	$ (29,910)	$ 6,590	$ (2,962)
Loss on Discontinued Operations	(28,712)	(20,125)	(8,257)
Net Loss	$ (58,622)	$ (13,535)	$ (11,219)
Weighted average shares – basic (in shares)	38,722,340	37,442,680	36,618,919
Effect of dilutive potential common shares (in shares)	0	2,353,570	0
Weighted average shares – diluted (in shares)	38,722,340	39,796,250	36,618,919
Net Income (Loss) per share from Continuing Operations – basic (usd per share)	$ (0.77)	$ 0.18	$ (0.08)
Net Loss per share from Discontinued Operations – basic (usd per share)	(0.74)	(0.54)	(0.23)
Basic net (loss) earnings per share (usd per share)	(1.51)	(0.36)	(0.31)
Net Income (Loss) per share from Continuing Operations – diluted (usd per share)	(0.77)	0.17	(0.08)
Net Loss per share from Discontinued Operations – diluted (usd per share)	(0.74)	(0.51)	(0.23)
Diluted net (loss) earnings per share (usd per share)	$ (1.51)	$ (0.34)	$ (0.31)
Anti-dilutive share-based awards, excluded (in shares)	5,281,000	7,251,000	7,415,000
Outstanding options and warrants, total (in shares)	5,281,000	7,251,000	7,415,000